SHARE-BASED COMPENSATION - Employee share options activity (Details) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	508,866
Exercised (in shares) | shares	(86,862)
Forfeited | shares	(60,000)
Outstanding, ending balance | shares	362,004	508,866
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	362,004		362,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.17
Weighted average exercise price
Outstanding, beginning balance	0.33
Exercised	0.73
Forfeited	0.70
Outstanding, ending balance	0.17	$ 0.33
Vested and expected to vest at December 31, 2020	0.17
Exercisable, ending balance	$ 0.17
Weighted average remaining contractual term
Outstanding, December 31, 2019	3 days	9 months 18 days
Vested and expected to vest at December 31, 2020	3 days
Exercisable as of December 31, 2020	3 days
Aggregate intrinsic value
Outstanding, December 31, 2019	$ 482		¥ 3,072
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableIntrinsicValue1 | $	$ 482